Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 8,220,000	$ 3,846,000	$ 5,521,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,052,000	938,000	909,000
Purchase accounting loan discount accretion	(1,233,000)	(891,000)	(450,000)
Deferred income taxes	1,740,000	2,660,000	793,000
Provision (credit) for loan and lease losses	450,000	(350,000)	(750,000)
Gain on sale of loans	(4,675,000)	(1,843,000)	(618,000)
Net securities losses (gains)	6,000	2,000	(158,000)
Change in fair value of mortgage servicing rights	(26,000)	31,000	12,000
Loss (gain) on sale or write-down of other real estate owned	59,000	(22,000)	38,000
Increase in cash surrender value of life insurance	(395,000)	(397,000)	(393,000)
Net amortization of security premiums and discounts	792,000	848,000	885,000
Stock option expense	165,000	100,000
Deferred compensation expense	138,000	90,000	85,000
Loss on disposal or write-down of premises and equipment			176,000
Proceeds from sale of loans held for sale	175,288,000	63,495,000	27,714,000
Originations of loans held for sale	(176,098,000)	(59,430,000)	(27,369,000)
Increase in other assets	(944,000)	(519,000)	(354,000)
Increase (decrease) in other liabilities	610,000	(2,698,000)	572,000
Net cash provided by operating activities	5,149,000	5,860,000	6,613,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities	21,282,000	38,087,000	11,558,000
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities	16,056,000	16,591,000	30,106,000
Purchases of available-for-sale securities	(38,107,000)	(33,627,000)	(53,096,000)
Net proceeds from certificates of deposits		1,494,000	498,000
Proceeds from sales of premises and equipment			315,000
Acquisition of Benchmark Bancorp, Inc., net of cash received	(3,413,000)	(24,660,000)
Proceeds from sale of other real estate owned	62,000	823,000	278,000
Net increase in loans and leases	(53,797,000)	(34,311,000)	(23,009,000)
Bank owned life insurance premium		(80,000)	(124,000)
Purchases of premises and equipment	(525,000)	(4,182,000)	(2,399,000)
Net cash used in investing activities	(58,442,000)	(39,865,000)	(35,873,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	35,883,000	10,405,000	6,279,000
Proceeds from other borrowings	30,693,000	57,148,000	18,774,000
Principal payments on other borrowings	(22,398,000)	(18,774,000)	(2,118,000)
Purchase of treasury shares			(833,000)
Proceeds from sale of treasury shares	39,000	27,000	18,000
Payments of deferred compensation	(155,000)	(144,000)	(150,000)
Cash dividends paid	(1,568,000)	(1,569,000)	(1,446,000)
Net cash provided by financing activities	42,494,000	47,093,000	20,524,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(10,799,000)	13,088,000	(8,736,000)
At beginning of year	27,274,000	14,186,000	22,922,000
At end of year	16,475,000	27,274,000	14,186,000
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest	6,131,000	3,394,000	2,195,000
Federal income taxes	3,259,000	425,000	860,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities	429,000	382,000	(1,166,000)
Non-cash investing activities:
Transfer of loans to other real estate owned	70,000	241,000	721,000
Change in net unrealized gain or loss on available-for-sale securities	$ (2,045,000)	$ 1,124,000	$ (3,429,000)